Schedule I — Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Schedule I — Parent Company Financial Information [Abstract]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	December 31, 2025	December 31, 2024
ASSETS
Cash	$10,317	$3,235
Investment in subsidiaries, net	(15,835,680)	1,856,796
TOTAL ASSETS	$(15,825,363)	$1,860,031

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Due to related party	$205,431	$425,412
TOTAL LIABILITIES	205,431	425,412

EQUITY:
Share capital	60	50
Additional paid in capital	(60)	(50)
Retained earnings	(15,319,609)	2,024,968
Accumulated other comprehensive loss	(711,185)	(590,349)
TOTAL SHAREHOLDERS’ EQUITY	(16,030,794)	1,434,619
TOTAL LIABILITIES AND EQUITY	$(15,825,363)	$1,860,031

*	Shares and per share data are presented on a retroactive basis to reflect the recapitalization.

Schedule of Parent Company Statements of Operations and Comprehensive (Loss) Income

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

	For the Years Ended December 31,
	2025	2024	2023

G&A expenses	$(18,627,938)	$(3,589,720)	$(100)
Equity in earnings of subsidiaries	1,283,362	1,658,477	2,333,687
NET (LOSS) INCOME	(17,344,577)	(1,931,243)	2,333,587

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(120,836)	(281,259)	(105,029)
COMPREHENSIVE (LOSS) INCOME	$(17,465,413)	$(2,212,502)	$6,189,384

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(17,344,577)	$(1,931,243)	$2,333,587
Share-based compensation	18,355,002	—	—
Equity in earnings of subsidiaries	(1,283,362)	(1,658,477)	(2,333,687)
NET CASH USED IN OPERATING ACTIVITIES	(272,937)	(3,589,720)	(100)

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares issued in initial public offering	—	4,117,955	—
Payments to related party	—	—	(89)
Due from related party	—	(525,000)	—
Due to related party	(219,981)	—	—
Loans from third-party	500,000	—	—
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	280,019	3,592,955	(89)
CHANGES IN CASH	7,082	3,235	(189)
CASH AT THE BEGINNING OF YEAR	3,235	—	189
CASH END OF YEAR	$10,317	$3,235	$—